Loans and Allowance for Credit Losses - Carrying Amount of Covered Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Covered Assets [Line Items]
Purchased Impaired Loans	$ 5,301	$ 5,854
Purchased Non-impaired Loans	4,727	6,407
Other Assets	1,477	2,800
Total	11,505	15,061
Commercial [Member]
Covered Assets [Line Items]
Purchased Impaired Loans		68
Purchased Non-impaired Loans	143	137
Total	143	205
Commercial Real Estate [Member]
Covered Assets [Line Items]
Purchased Impaired Loans	1,323	1,956
Purchased Non-impaired Loans	2,695	4,037
Total	4,018	5,993
Residential Mortgages [Member]
Covered Assets [Line Items]
Purchased Impaired Loans	3,978	3,830
Purchased Non-impaired Loans	1,109	1,360
Total	5,087	5,190
Credit Card [Member]
Covered Assets [Line Items]
Purchased Non-impaired Loans	5	6
Total	5	6
Other Retail [Member]
Covered Assets [Line Items]
Purchased Non-impaired Loans	775	867
Total	775	867
Losses reimbursable by FDIC [Member]
Covered Assets [Line Items]
Other Assets	1,280	2,526
Total	1,280	2,526
Covered Loans [Member]
Covered Assets [Line Items]
Purchased Impaired Loans	5,301	5,854
Purchased Non-impaired Loans	4,727	6,407
Other Assets	1,280	2,526
Total	11,308	14,787
Foreclosed real estate [Member]
Covered Assets [Line Items]
Other Assets	197	274
Total	$ 197	$ 274